Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions

33 Related-party transactions

The Company's related parties are the Private Equity Consortium, the members of the board of directors of NXP Semiconductors N.V., Philips, the members of the management team of NXP Semiconductors N.V. and equity-accounted investees.

Advisory Services Agreements

The members of the Private Equity Consortium provide certain advisory services to NXP Semiconductors N.V. We have entered into separate agreements in this regard with the respective parties, under which each of the various legal entities receive an annual advisory fee of $25,000 (with an aggregate total amount of $125,000 annually).

Shareholders' Agreement

Prior to the consummation of the initial public offering of NXP Semiconductors N.V. in August 2010, the members of the Private Equity Consortium restructured their indirect shareholding in the common stock of NXP Semiconductors N.V. such that each of them holds directly, or indirectly through a separate Luxembourg holding company, shares of its common stock. At the same time, KASLION Holding B.V. ceased to hold shares of common stock of NXP Semiconductors N.V. In connection with this restructuring, the members of the Private Equity Consortium, Philips and the Management Foundation (together, the "Existing Shareholders") entered into a new shareholders' agreement among themselves, which replaced the shareholders' agreement entered into on September 29, 2006. We are not a party to the new shareholders' agreement.

Intellectual Property Transfer and License Agreement

The Intellectual Property Transfer and License Agreement dated September 28, 2006, which we refer to as the "IP Agreement", governs the licensing of certain intellectual property from Philips to us and from us to Philips. Under the terms of this agreement, Philips assigned to us approximately 5,300 patent families. The IP Agreement also provides for certain design and processing requirements with respect to a very limited number of patents, the so-called phase change memory patents, which provide that if we fail to exploit these patents within five years, we must reassign them to Philips. If we are required to re-assign patents, we will receive a non-transferable, royalty-free irrevocable license to use such patents following the re-assignment.

In addition to assigning patents to us, Philips has granted us a non-exclusive, royalty-free and irrevocable license to all patents that Philips held but did not assign to us, to the extent that they were entitled to the benefit of a filing date prior to the separation between us and Philips and for which Philips was free to grant licenses to third parties without the consent of or accounting to any third party other than an entity owned or controlled by Philips or us and to certain know-how that was available to us, where such patents and know-how relate: (1) to our products and technologies, as of September 29, 2006, as well as successor products and technologies, (2) to technology that was developed for us prior to the separation between us and Philips, and (3) to technology developed pursuant to contract research work co-funded by us. Philips has also granted us a non exclusive, royalty free and irrevocable license (1) under certain patents for use in giant magneto-resistive devices outside the field of healthcare and bio applications, and (2) under certain patents relevant to polymer electronics resulting from contract research work co-funded by us in the field of radio frequency identification tags. This license is subject to exclusions. The license does not cover (1) patents which are necessary for the implementation of an adopted standard, (2) patents which as of September 29, 2006, were used or will be used by Philips in industry-wide licensing programs of which Philips has informed us in writing, (3) patents and know-how relating to 3D applications, or (4) unless originating from work co-funded by us or generated by our employees, patents for solid state lighting applications. The license is non-transferable (although divested companies will have an option, under certain circumstances, to enter into a new license agreement with Philips) but includes certain rights to grant sublicenses and to have products made by third party manufacturers ("have-made rights"). The license is subject to certain prior commitments and prior undertakings. In return, we granted Philips a non-exclusive, royalty-free, irrevocable license under all patents and know-how that Philips assigned and transferred to us under the IP Agreement. This license is non-transferable and includes specified sub-license and have-made rights. In particular Philips has been granted the right to have products made by third party manufacturers, solely for the account of, and use or resale by, Philips. Philips also has the right to grant sub-licenses for (a) integrated circuits and discretes, miniature loudspeakers, kits or RF front-end solutions and other products, (b) for features that are designed by or exclusively for Philips, (c) to third party manufacturers, that have obtained a right to make products for Philips for the duration of such manufacturer delivering such products to Philips, enabling such manufacturer to supply such products to third parties for the same applications as used by Philips after expiration of the lead times as agreed between Philips and the supplier. Philips is furthermore entitled to grant sub-licenses (1) to third parties insofar as necessary to enable primarily technology co-operations and to license software to third parties other than customers, (2) to third parties, with whom Philips or any of its associated companies has entered or will enter into cross-license agreements and to which we or any of our associated companies become a party and (3) insofar as necessary for the sale or licensing, directly or indirectly, of services, software and/or IP blocks by Philips.

Philips has granted us a non-transferable, non-exclusive, royalty-free, irrevocable license to use any software retained by it within the scope of our business to the extent such software was available to us at the closing of our separation and to the extent necessary for the sale of existing products supplied by us at the time of the separation. This license includes the right to modify and create derivative works and the right to grant sublicenses in the context of, and to the extent necessary for, the marketing or supplying of certain products supplied by us on the date of the closing of our separation. In return, we have granted Philips a cross-license with respect to all software rights that Philips has assigned or transferred to us.

Under the IP Agreement, Philips has also assigned to us certain copyrights, know-how, trademarks and domain names as well as certain patent license and patent ownership agreements. The copyrights assigned include all copyrights relating to integrated circuits and discrete semiconductors, miniature loudspeakers, kits and radio frequency front-end solutions that historically have been marketed by or developed by, or exclusively for, our business and any drawings and documentation relating to such products. The business know-how assigned includes know-how that originated within Philips but is used or intended to be used primarily within our business. The trademarks and domain names assigned include Nexperia® and TriMedia®.

In accordance with the IP Agreement, we have ceased using the term "Philips" as a brand name or trade name without Philips' consent. This includes the use of the Philips trademark and logo, and any derivative or combination mark. We are, however, permitted under certain circumstances to use the tag "founded by Philips" in accordance with Philips' guidelines for a period of five years after our separation from Philips. This period lapsed in September 2011.

Secondary Offering

On March 31, 2011, certain of our stockholders offered 30 million shares of our common stock, priced at $30.00 per share. The offering's underwriters' 30-day option to purchase up to 4,431,000 additional shares of common stock at the secondary offering price was fully exercised on March 31, 2011. The Company did not receive any proceeds from this secondary offering. The settlement date for the offering was April 5, 2011.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost. The only material alliance partner with whom we have entered into transactions is Trident.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	$000,000	$000,000	$000,000
	2009	2010	2011
Revenue	25	292	133
Purchase of goods and services	98	139	137

The following table presents the amounts related to accounts receivable and payable balances with these related parties:

	$000,000	$000,000
	2010	2011
Receivables (net)	19	20
Payables	20	38

On September 7, 2010, Philips Pension Trustees Limited purchased Philips' 42,715,650 shares of common stock in the Company ("Transfer Shares") in a private transaction. In a subsequent private transaction, on October 29, 2010, PPTL Investment LP purchased the Transfer Shares from Philips Pension Trustees Limited by way of a transfer agreement, to which also Philips is a party ("Amended Transfer Agreement"). PPTL Investment LP acquired the Transfer Shares for the purpose of owning and managing such assets as may be contributed to Philips Pension Trustees Limited. In the secondary offering of shares of common stock in the Company, consummated on April 5, 2011, PPTL Investment LP sold 7,182,436 shares of common stock. In addition, on July 6, 2011, PPTL Investment LP entered into a sales plan with a broker in order to enable the disposition of up to 2.5 million shares of common stock within a three-month period and on November 1, 2011, it entered into a sales plan to dispose of up to 2,515,915 shares of common stock in a three-month period. On February 17, 2012, PPTL Investment LP entered into a sales plan with a broker in order to enable the disposition of up to 4,940,316 shares of common stock within a three-month period.

Since October, 2006 selected members of our management purchased approximately 550,000 rights to common shares of the Company. These rights to shares have been purchased at a price estimated to be fair market value and in the aggregate represent a beneficial interest in the Company of approximately 0.25%. In March 2011, these rights to shares have been converted to shares of common stock and are freely tradable as of the conversion.